Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2017	December 31, 2016
Balance, beginning of year	$308,462	$578,969
Capital expenditures	7,118	4,716
Divestitures	(1,276)	(2,353)
Impairment	—	(166,617)
Exploration and evaluation expense	(8,253)	(5,976)
Transfer to oil and gas properties	(20,198)	(85,069)
Foreign currency translation	(12,879)	(15,208)
Balance, end of year	$272,974	$308,462